Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Schedule of Revenues

The Group's revenues for the respective periods are detailed as follows:

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
Product Sales	167,136,099	273,202,495	280,138,505
Product Sales - Consignment arrangement	8,961,638	28,896,028	20,017,020
Services	22,917,299	27,381,393	4,783,240
Total	199,015,036	329,479,916	304,938,765

Schedule of Breakdown of Product Sales Revenue by Product Category

The Group’s breakdown of product sales revenue by product category for the respective periods are detailed as follow:

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
Health Supplements and Food	80,317,631	116,975,344	138,269,439
Mother and Child Care Products	69,269,605	131,926,890	118,728,576
Personal Care Products	11,289,494	24,293,333	25,553,477
Others	15,221,007	28,902,946	17,604,033
Total	176,097,737	302,098,523	300,155,525